Schedule of Key Inputs into Monte Carlo Simulation (Details) - $ / shares		9 Months Ended			12 Months Ended
	Jan. 14, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate		0.14%	0.13%		0.13%	1.58%
Expected term remaining (years)		2 years 4 months 2 days		6 years 3 months	6 years 3 months
Expected volatility		99.70%	106.10%		106.10%	102.90%
Big Cypress Acquisition Corp [Member]
Risk-free interest rate	0.60%	1.00%
Expected term remaining (years)	5 years 8 months 1 day	5 years 1 month 20 days
Expected volatility	24.20%	18.70%
Stock price	$ 9.41	$ 10.08